Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUES:
Revenues	$ 21,446	$ 21,612	$ 21,551
COST OF REVENUES
Total cost of revenues	10,709	10,746	10,044
GROSS PROFIT	10,737	10,866	11,507
OPERATING EXPENSES:
Research and development	3,391	3,538	3,495
Selling and marketing	1,286	1,162	965
General and administrative	1,683	1,417	1,523
Total operating expenses	6,360	6,117	5,983
OPERATING INCOME	4,377	4,749	5,524
FINANCIAL INCOME, net	587	777	93
INCOME BEFORE TAXES ON INCOME	4,964	5,526	5,617
TAXES ON INCOME	334	359	330
NET INCOME	$ 4,630	$ 5,167	$ 5,287
EARNINGS PER SHARE - in U.S. dollars:
Basic (in Dollars per share)	$ 0.23	$ 0.26	$ 0.26
Diluted (in Dollars per share)	$ 0.22	$ 0.25	$ 0.26
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES USED IN COMPUTATION OF EARNINGS PER SHARE – in thousands:
Basic (in Shares)	20,297	20,163	20,099
Diluted (in Shares)	20,581	20,471	20,397
Sales of Licenses
REVENUES:
Revenues	$ 728	$ 558	$ 611
COST OF REVENUES
Total cost of revenues	117	115	108
Services
REVENUES:
Revenues	20,718	21,054	20,940
COST OF REVENUES
Total cost of revenues	$ 10,592	$ 10,631	$ 9,936